Available-for-Sale Securities Investments, Non-Current (Tables)	12 Months Ended
Dec. 31, 2015
Available-for-Sale Securities Investments, Non-Current
Schedule of available-for-sale securities investments

	As of December 31, 2015
	Original cost	Gross unrealized gains	Gross unrealized losses	Provision for decline in value	Fair value
	RMB	RMB	RMB	RMB	RMB
SRP Groupe	214,508	1,822	—	—	216,330
Ensogo Limited	48,011	—	(10,281)	—	37,730
Shanghai Andatong Information Security Technology Co., Ltd.	15,000	—	—	—	15,000
Ahalife Holdings Inc. (note a)	6,166	676	—	(6,166)	676

Total	283,685	2,498	(10,281)	(6,166)	269,736

Note

a:  The Group acquired 1.5% equity interest in Ahalife Holdings Inc. ("Ahalife") in March 2014. The Group exerts no significant influence in Ahalife and recorded the investment initially at cost. In July 27, 2015, Ahalife is listed on the Australia Securities Exchange and quoted prices of the investment in active market became available, the Group reclassified its investment in Ahalife to available-for-sale securities investment in 2015 accordingly.